Acquisition of AGRL (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended		12 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2011	Dec. 31, 2009	Dec. 31, 2011 Mr Lam [Member]	Dec. 31, 2011 Mr Vong [Member]	Dec. 31, 2011 Leong Siak Hung [Member]	Dec. 31, 2011 Lam Chou [Member]	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2012 Agrl [Member]	Dec. 31, 2012 Spring Fortune [Member]	Dec. 31, 2011 Spring Fortune [Member]	Dec. 31, 2010 Spring Fortune [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Incentive Fee, Amount Paid																		$ 58,000,000	$ 49,500,000	$ 78,000,000	$ 65,000,000
Incentive Fee Amount Paid Two																		82,500,000	75,000,000	94,000,000	78,000,000
Incentive Shares Received		2,573,000		18,256,000							2,573,000				530,000	530,000	17,196,000
Common Stock Incentive Shares Received		530,000	530,000								530,000
Performance Fees			65,000,000
Common Stock Performance Shares Received			2,573,000
Additional Paid-in Capital		69,670,922	52,581,098
Retained Earnings		145,828,260	106,308,297								421
Shares Lock Up Release Percentage			20.00%
Stock Issued During Period, Shares, Acquisitions							2,940,000	3,940,000	16,000	2,860,000							4,210,000
Percentage Of Shares Issued	60.00%
Stock Issued During Period, Shares, New Issues	9,756,000														1,060,000
Incentive shares issued for 2010 net income target treated as dividend (in shares)												12,050,000					12,050,000
Incentive Target After Tax Income		94,000,000	78,000,000										41,800,000
Cash and Cash Equivalents		20,644,296	16,718,565	13,843,622		321,147								10,000,000
Additional Paid in Capital		$ 17,977,151
Common Stock, Shares, Outstanding																	10,350,000
Common Stock, Shares, Issued		41,177,217	38,804,064		16,260,000